Schedule II Valuation and Qualifying Accounts (Details) - Deferred Tax Asset Valuation Allowance [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation And Qualifying Accounts
Beginning Balance	[1]	$ 325	$ 319	$ 320
Additions Charged (Credited) To Cost and Expenses		(28)	6	(1)
Additions Other		0	0	0
Deductions		0	0	0
Ending Balance	[1]	$ 297	$ 325	$ 319

[1]	Deducted from related assets.